ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Feb. 29, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

TAL Education Group (the “Company” or “TAL”) was incorporated in the Cayman Islands on January 10, 2008 to be the holding company for a group of companies engaged in provision of high quality after-school tutoring programs for primary and secondary school students in the People’s Republic of China (the “PRC”).  At the time of its incorporation and through the VIE arrangements as described below, the ownership interest of the Company was held by Bangxin Zhang, Yundong Cao, Yachao Liu and Yunfeng Bai (collectively , “the founding shareholders”).

The Company, its subsidiaries, its consolidated Variable Interest Entities (“VIEs”) and VIEs’ subsidiaries are collectively referred to as the “Group”.

As of February 29, 2012, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries are as follows:

		Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of economic
Name	or acquisition	/operation	ownership	Principal activities

Subsidiaries:

Xueersi International Education Group Limited (“Xueersi Hong Kong”)	March 11, 2008	Hong Kong	100%	Holding company

TAL Education Technology (Beijing) Co., Ltd. (“TAL Beijing”)	May 8, 2008	Beijing	100%	Software sales, and consulting service

Beijing Huanqiu Zhikang Shidai Education Consulting Co., Ltd. (“Huanqiu Zhikang”)	September 17, 2009	Beijing	100%	Education and management consulting service

Beijing Yidu Huida Education Technology Co., Ltd. (“Yidu Huida”)	November 11, 2009	Beijing	100%	Software sales and consulting service

Yidu Technology Group (“Yidu Cayman”)	February 2, 2012	Cayman Islands	100%	Holding company

Variable interest entities:

Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	100%	Sales of educational materials and products

Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	100%	On-line education

Beijing Dongfangrenli Science & Commerce Co., Ltd. (“Beijing Dongfangrenli”)	September 28, 2011	Beijing	100%	Study aboard intermediary service

VIEs’ subsidiaries:

Beijing Haidian District Xueersi Training School (“Beijing Haidian School”)	July 3, 2006	Beijing	100%	After-school tutoring for primary and secondary school students

Beijing Dongcheng District Xueersi Training School (“Beijing Dongcheng School”)	March 21, 2008	Beijing	100%	After-school tutoring for primary and secondary school students

Beijing Zhikang Culture Distribution Co., Ltd. (“Zhikang”)	June 30, 2008	Beijing	100%	After- school tutoring for primary and secondary school students

Wuhan Jianghan District Xueersi English Training School (“Wuhan Jianghan School”) *	July 1, 2008	Wuhan	100%	Language education

Shanghai Lehai Science and Technology Information Co., Ltd. (“Shanghai Lehai”)	August 1, 2008	Shanghai	100%	Technology development and consulting service

Shanghai Changning District Xueersi-Lejiale School (“Shanghai Changning School”)	August 1, 2008	Shanghai	100%	After-school tutoring for primary and secondary school students

Shanghai Minhang District Lejiale School (“Shanghai Minhang School”)	August 1, 2008	Shanghai	100%	Language education

Beijing Xicheng District Xueersi Training School (“Beijing Xicheng School”)	April 2, 2009	Beijing	100%	After-school tutoring for primary and secondary school students

Shanghai Xueersi Education Information Consulting Co., Ltd. (“Shanghai Education”)	July 2, 2009	Shanghai	100%	Educational information consulting and educational software development

Tianjin Xueersi Education Information Consulting Co., Ltd. (“Tianjin Education”)	August 14, 2009	Tianjin	100%	Educational information consulting service

Guangzhou Xueersi Education Technology Co., Ltd. (“Guangzhou Education”)	August 16, 2009	Guangzhou	100%	Educational technology research and development

Shenzhen Xueersi Education Technology Co., Ltd. (“Shenzhen Education”)	December 22, 2009	Shenzhen	100%	Teaching software research and development

Beijing Haidian District Lejiale Training School (“Beijing Lejiale School”)	March 22, 2010	Beijing	100%	After-school tutoring for primary and secondary school students

Tianjin Hexi District Xueersi Training School (“Hexi Xueersi School”)	August 3, 2010	Tianjin	100%	After-school tutoring for primary and secondary school students

Hangzhou Xueersi Education Consulting Co., Ltd. (“Hangzhou Education”)	December 1, 2010	Hangzhou	100%	Educational information consulting and educational software development

Wuhan Jiang’an District Xueersi Training School (“Wuhan Jiang’an School”)	December 16, 2010	Wuhan	100%	After-school tutoring for primary and secondary school students

Beijing Chaoyang District Xueersi Training School (“Beijing Chaoyang School”)	January 17, 2011	Beijing	100%	After-school tutoring for primary and secondary school students

Beijing Xueersi Nanjing Education Consulting Co., Ltd. (“Nanjing Education”)	January 24, 2011	Nanjing	100%	Educational information consulting and educational software development

Xi’an Xueersi Network Technology Co., Ltd. (“Xi’an Network”)	February 15, 2011	Xi’an	100%	Software sales, and consulting service

Shanghai Xueersi Network Technology Co., Ltd. (“Shanghai Network”)	March 10, 2011	Shanghai	100%	Software sales, and consulting service

Chengdu Xueersi Education Consulting Co., Ltd. (“Chengdu Education”)	March 18, 2011	Chengdu	100%	Educational information consulting and educational software development

Beijing Shijingshan District Xueersi Training School (“Beijing ShijingshanSchool”)	January 4, 2012	Beijing	100%	After-school tutoring for primary and secondary school students

TaiyuanYingze District Xueersi Training School (“ Taiyuan Yingze School”)	February 21, 2012	Taiyuan	100%	After-school tutoring for primary and secondary school students

Suzhou Xueersi Network Technology Co., Ltd. (“Suzhou Network”)	February 21, 2012	Suzhou	100%	Software sales, and consulting service

Chongqing Shapingba District Xueersi Education Training School (“Chongqing Shapingba School”)	February 24, 2012	Chongqing	100%	After-school tutoring for primary and secondary school students

*                                         Previously known as Wuhan Jianghanqu Xiaoxinxing EnglishTraining School and the name change permit granted by governmental authority in December 2010.

The VIE arrangements

PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing education services outside China.  As a Cayman Islands company, the Company is deemed a foreign legal person under the PRC laws.

To comply with the PRC laws and regulations, the Group provides and plans to provide most of its services in the PRC through its VIEs, Xueersi Education, Xueersi Network, Beijing Dongfangrenli and their subsidiaries. To provide the Company the ability to receive the majority of the expected residual returns of the VIEs and their subsidiaries, the Company’s wholly owned subsidiary, TAL Beijing entered into a series of contractual arrangements with Xueersi Education Xueersi Network and their respective shareholders on February 12, 2009 with exclusive business cooperation agreement superseded by the new one entered into on June 25, 2010. In addition, on December 27, 2011, TAL Beijing entered into a series of contractual arrangements with Beijing Dongfangrenli and their respective shareholders.

•                                          Agreements that transfer economic benefits to TAL Beijing or its designated affiliates

Series of exclusive technology support and service agreements: Pursuant to Exclusive Business Cooperation Agreement entered into in June 2010, by and among TAL Beijing, Xueersi Education, Xueersi Network, and the shareholders of Xueersi Education and Xueersi Network, TAL Beijing or its designated affiliates have the exclusive right to provide each of Xueersi Education and Xueersi Network and their subsidiaries comprehensive intellectual property licensing and various technical and business support services. Pursuant to the Exclusive Service Agreement entered into by and among TAL Beijing, Beijing Dongfangrenli and its shareholders in December 2011, TAL Beijing and its designated affiliates have the exclusive right to provide Beijing Dongfangrenli and its subsidiaries (if any) comprehensive technical and business support services. The services under each of these agreements include, but are not limited to, employee training, technology development, transfer and consulting services, public relation services, market survey, research and consulting services, market development and planning services, human resource and internal information management, network development, upgrade and ordinary maintenance services, and software and trademark licensing and other additional services as the parties may mutually agree from time to time. TAL Beijing owns the exclusive intellectual property rights developed in the performance of these agreements.  As consideration for these services, TAL Beijing and its designated affiliates is entitled to charge the VIEs and VIEs’ subsidiaries annual service fees and adjust the service fee rates from time to time at its discretion. The agreements are effective within the operation term of TAL Beijing, the VIEs and VIEs’ subsidiaries according to PRC Law, unless earlier terminated by mutual agreement of all parties.

Call option agreement: Pursuant to the call option agreement, by and among TAL Beijing, VIEs and their subsidiaries, the shareholders of VIEs unconditionally and irrevocably granted TAL Beijing or its designated party an exclusive option to purchase from VIEs’ shareholders, to the extent permitted under PRC law, part of or all the equity interests in the VIEs, as the case may be, for the minimum amount of consideration permitted by the applicable law without any other conditions.  TAL Beijing has sole discretion to decide when to exercise the option, whether in part or in full. Unless earlier terminated by mutual agreement of all parties, this agreement shall remain effective until TAL Beijing exercise its purchase right to purchase all VIEs’ equity interests according to this agreement.

Equity pledge agreement: Pursuant to the equity pledge agreement, the shareholders of the VIEs unconditionally and irrevocably pledged all of their equity interests, including the right to receive declared dividends and the voting rights, in the VIEs to TAL Beijing to guarantee VIEs’ performance of their obligations under the technology support and service agreements.  The shareholders of the VIEs agree that, without prior written consent of TAL Beijing, they will not transfer or dispose the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice TAL Beijing’s interest. This agreement is effective over the same term as the exclusive technology support and service agreements and can only be terminated when all the obligations under the exclusive technology support and service agreements are completely fulfilled.

Letter of Undertaking.  All of the shareholders of Xueersi Education and Xueersi Network have executed a letter of undertaking to covenant with and undertake to TAL Beijing that, if, as the respective shareholders of Xueersi Education and Xueersi Network, such shareholders receive any dividends, interests, other distributions or remnant assets upon liquidation from Xueersi Education and Xueersi Network, such shareholders shall, to the extent permitted by applicable laws, regulations and legal procedures, remit all such income after payment of any applicable tax and other expenses required by laws and regulations to TAL Beijing without any compensation therefore. All of the shareholders of Beijing Dongfangrenli have made similar undertakings in the option agreement, date December 27, 2011, described above.

•                                          Agreements that provide TAL Beijing effective control over the VIEs

Power of attorney: The shareholders of the VIEs have executed an irrevocable power of attorney appointing TAL Beijing, or any person designated by TAL Beijing as their attorney-in-fact to vote on their behalf on all matters of the VIEs requiring shareholder approval under PRC laws and regulations and the articles of association of the VIEs.  This agreement remains effective during the entire period when they are shareholders of the VIEs.

The articles of associations of VIEs state that the major rights of the shareholders in shareholders’ meeting include the power to approve the operating strategy and investment plan, elect the members of board of directors and approve their compensation and review and approve annual budget and earning distribution plan.  Therefore, through the irrevocable power of attorney arrangement TAL Beijing has the ability to exercise effective control over VIEs through shareholder votes and through such votes to also control the composition of the board of directors.  In addition, the senior management team of VIEs is the same as that of TAL Beijing. As a result of these contractual rights, the Company has the power to direct the activities of the VIEs that most significantly impact their economic performance.

Spousal consent letter: The spouse of each of the shareholders of the VIEs entered into a spousal consent letter to acknowledge that she is aware of, and consents to, the execution by her spouse of the equity pledge agreement, the call option agreement and the power of attorney described above. Each spouse further agrees that she will not take any actions or raise any claims to interfere with performance by her spouse of the obligations under the above mentioned agreements.

Through the above contractual arrangements, TAL Beijing has (1) the power to direct the activities of the VIEs that most significantly affect the VIEs’ economic performance and (2) the right to receive substantially all the benefits from the VIEs, it is considered the primary beneficiary of the VIEs and their subsidiaries, and accordingly, the results of operations, assets and liabilities of the VIEs and their subsidiaries are consolidated in the Group’s financial statements.

•                                          Risks in relation to the VIE structure

The Company believes that TAL Beijing’s contractual arrangements with the VIEs and their respective subsidiaries, schools and shareholders are in compliance with PRC law and are legally enforceable.  However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group would be subject to fines or potential actions by the relevant PRC regulatory authorities with broad discretions, which could include:

•                  revoke the Group’s business and operating licenses;

•                  require the Group to discontinue or restrict its operations;

•                  restrict the Group’s right to collect revenues;

•                  block the Group’s websites;

•                  require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate its businesses, staff and assets;

•                  impose additional conditions or requirements with which the Group may not be able to comply; or

•                  take other regulatory or enforcement actions against the Group that could be harmful to its business.

The imposition of any of these penalties could result in a material adverse effect on the Company’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs, VIEs’ subsidiaries and schools, or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs, VIEs’ subsidiaries and schools. The Company does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation or dissolution of the Company, TAL Beijing, or the VIEs and their respective subsidiaries and schools.

The following financial statement balances and amounts of the Company’s VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions:

	As of February 28,	As of February 29,
	2011	2012

Total current assets	$58,401,693	$67,219,647
Total non-current assets	10,342,650	57,431,354

Total assets	68,744,343	124,651,001

Total current liabilities	43,365,947	64,142,423
Total non-current liabilities	85,248	45,881

Total liabilities	$43,451,195	$64,188,304

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2010	2011	2012

Net revenues	$68,579,689	$96,679,369	$142,650,139
Net income	$14,219,035	$33,398,766	$45,236,929

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2010	2011	2012

Net cash provided by operating activities	$21,534,321	$15,437,897	$44,458,648
Net cash used in investing activities	$(5,245,848)	$(2,558,536)	$(27,017,006)
Net cash used in financing activities	$(1,402,622)	$(344,909)	$—

There are no consolidated VIE assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligation.

The following financial statement balances and amounts of the Company and its subsidiaries, excluding the Company’s VIEs, were included in the accompanying consolidated financial statements after the elimination of the inter-company transactions and balances:

	As of February 28,	As of February 29,
	2011	2012

Total current assets	$147,047,436	$143,015,383
Total non-current assets	1,978,265	26,986,521

Total assets	149,025,701	170,001,904

Total current liabilities	19,235,092	40,236,697
Total non-current liabilities	32,533	110,613

Total liabilities	$19,267,625	$40,347,310

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2010	2011	2012

Net revenues	$708,858	$13,908,930	$34,869,533
Net income	$25,924	$(9,357,616)	$(20,923,276)

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2010	2011	2012

Net cash provided by operating activities	$5,640,952	$38,384,726	$28,939,023
Net cash used in investing activities	$(4,280)	$(27,009,413)	$(32,078,753)
Net cash provided by/ (used in) financing activities	$500,000	$96,958,295	$(470,022)